COMMITMENTS - Brucejack Mine (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Contingencies
Royalties and selling costs	$ 20,470	$ 19,085
Mineral properties
Contingencies
Return royalty on production from property	1.20%
Royalties and selling costs	$ 7,168	$ 5,575
Mineral properties | Refined Gold
Contingencies
Mineral (in ounces)	503,386
Mineral properties | Refined Silver
Contingencies
Mineral (in ounces)	17,907,080